UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (23,568)	$ (41,368)
Adjustments to reconcile net loss to net cash generated from/ (used in) operating activities
Provision for bad debts	77	681
Impairment for inventory obsolescence		847
Disposal of obsolescent goods	(44)
Depreciation of property and equipment	1,074	1,120
Amortization of intangible assets	70	42
(Losses)/gains on disposals of property and equipment	(48)	8
Interest expenses	89	228
Share-based compensation	6,706	36,854
Fair value losses on other investments	3,551	996
Share of profit in equity method investments	(53)
Foreign currency exchange gains/(losses), net	419	(50)
Changes in operating assets and liabilities
Accounts receivable	(5,051)	12,212
Prepayments and other assets	(1,194)	(1,968)
Inventories	(479)	2,932
Accrued expenses, accounts payable and other liabilities	4,339	(8,307)
Amounts due to related parties	22	(18)
Amounts due from related parties	1,027	23
Contract liabilities	212	(311)
Net cash generated from/ (used in) operating activities	(12,851)	3,921
Cash flows from investing activities
Purchase of property and equipment	(357)	(1,198)
Purchase of intangible assets	(14)	(24)
Proceeds from disposal of property and equipment	140
Cash paid for equity method investment	(247)
Increase in short-term deposit	(2)	(3)
Purchase of other investments		(33,126)
Net cash used in investing activities	(480)	(34,351)
Cash flows from financing activities
Repayments of other borrowings		(1,086)
Proceeds from bank borrowings	4,534	594
Repayments of bank borrowings	(3,462)	(1,949)
Proceeds from initial public offering, net of insurance costs		29,904
Proceeds from exercise of share options	772
Net cash generated from financing activities	1,844	27,463
Decrease in cash, cash equivalents and restricted cash	(11,487)	(2,967)
Cash, cash equivalents and restricted cash at beginning of period	30,226	40,274
Effect of exchange rates on cash, cash equivalents and restricted cash	(358)	(171)
Cash, cash equivalents and restricted cash at end of period	18,381	37,136
Supplemental disclosure of cash flow information
Interest paid	$ (89)	(228)
Supplemental disclosure on non-cash investing and financing activities:
Accretion of Series A Preferred Shares		$ (1,293)